Accounts Receivable - Schedule of Movements of Allowance of Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movements of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ (59,742)	$ (16,137)
Provision during the six months period	(24,400)	(3,907)
Foreign exchange difference	(2,207)	(81)
Balance at the end of the period	$ (86,349)	$ (20,125)